Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	In Thousands
	2021	2020
Deferred tax asset:
Federal	$11,604	9,500
State	3,613	2,913
	15,217	12,413
Deferred tax liability:
Federal	(1,822)	(4,000)
State	(603)	(1,324)
	(2,425)	(5,324)
Net deferred tax asset	$12,792	7,089
	In Thousands
	2021	2020
Financial statement allowance for loan losses in excess of tax allowance	$10,129	9,840
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,098)	(2,461)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,347	1,253
Writedown of other real estate not deductible for income tax purposes until sold	—	—
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	2,235	(2,535)
Equity based compensation	1,028	854
Other items, net	478	465
Net deferred tax asset	$12,792	7,089

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	In Thousands
	Federal	State	Total
2021
Current	$13,580	2,084	15,664
Deferred	(698)	(234)	(932)
Total	$12,882	1,850	14,732
2020
Current	$11,383	1,539	12,922
Deferred	(2,503)	(801)	(3,304)
Total	$8,880	738	9,618
2019
Current	$10,134	1,411	11,545
Deferred	(335)	(143)	(478)
Total	$9,799	1,268	11,067

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	In Thousands
	2021	2020	2019
Computed “expected” tax expense	$13,473	10,103	9,893
State income taxes, net of Federal income tax benefit	1,584	552	1,056
Tax exempt interest, net of interest expense exclusion	(237)	(245)	(186)
Earnings on cash surrender value of life insurance	(205)	(173)	(170)
Expenses not deductible for tax purposes	12	14	37
Equity based compensation	(28)	(6)	15
Other	133	(627)	422
	$14,732	9,618	11,067